BORROWINGS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 03, 2020 CNY (¥) shares	Nov. 03, 2020 USD ($) shares	Jul. 15, 2020 CNY (¥) shares	Jul. 15, 2020 USD ($) shares	Mar. 25, 2020 shares	Mar. 15, 2020 shares	Dec. 31, 2019 USD ($) shares	Sep. 25, 2019 CNY (¥) loan shares	Sep. 25, 2019 USD ($) loan shares
Debt Instrument [Line Items]
Short-term borrowing repaid	¥ 26,838,032	$ 4,113,108	¥ 12,988,851	¥ 27,502,356
Accounts receivable - third parties, net	228,892,662		206,629,418		$ 35,079,335
Prepayments and other current assets	¥ 139,257,239		¥ 113,775,649		$ 21,342,106
Secured bank loans
Debt Instrument [Line Items]
Weighted average interest rate	7.51%		7.51%		7.51%							7.51%
Unsecured bank loans
Debt Instrument [Line Items]
Weighted average interest rate	3.85%				3.85%
Two loans from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained													¥ 106,100,000	$ 15,000,000
Number of unsecured loans | loan													2	2
Term of debt													16 years 6 months	16 years 6 months
Effective interest rate													11.59%	11.59%
Non current interest free loan
Debt Instrument [Line Items]
Short-term borrowing obtained													¥ 91,200,000	$ 12,900,000
Series E Redeemable Convertible Preferred Shares
Debt Instrument [Line Items]
Warrants fair value			¥ 13,952,400									$ 2,000,000
Number of shares the warrants may be converted | shares								190,597	190,597		123,677
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Debt Instrument [Line Items]
Warrants fair value			¥ 14,852,880			¥ 16,549,825	$ 2,471,709	¥ 515,611	$ 73,268			$ 2,100,000	¥ 14,800,000	$ 2,100,000
Number of shares the warrants may be converted | shares			6,112,570			6,426,844	6,426,844	190,597	190,597	123,677		6,112,570	6,112,570	6,112,570
Ronglian Yitong | Two loans from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained													¥ 106,092,000
Ronglian Yitong | Loan One from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained | $														$ 9,000,000.0
Ronglian Yitong | Loan Two from two PRC onshore investment funds
Debt Instrument [Line Items]
Short-term borrowing obtained | $														$ 6,000,000.0
Ronglian Yitong | Short-term borrowings from SPD
Debt Instrument [Line Items]
Short-term borrowing obtained	¥ 0		¥ 19,941,451	33,731,653
Short-term borrowing repaid	26,838,032		12,988,851	¥ 27,502,356
Ronglian Yitong | Short-term borrowings from SPD | Asset pledged
Debt Instrument [Line Items]
Accounts receivable - third parties, net	10,610,652		168,249,612
Prepayments and other current assets			¥ 10,610,652
Ronglian Yitong | Short-term borrowings from BOB
Debt Instrument [Line Items]
Short-term borrowing obtained	¥ 20,000,000